Morgan Stanley Capital Opportunities Trust
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002


Dear Shareholder:

This annual report to shareholders of Morgan Stanley Capital Opportunities Trust covers the 12-month period ended November 30, 2002. The investment environment over this period has been a challenging one for equities, especially growth stocks. In particular, the traditional high-growth areas of technology, biotechnology and telecom services struggled.

The year began amid expectations of an improving economic environment, and while the economic picture did brighten somewhat as the period progressed, the pace of the recovery was more muted than many had hoped. In addition, questions about the integrity and quality of reported earnings, as well as corporate governance in general, had a highly detrimental effect on investor confidence. A number of headlines of accounting irregularities and outright fraud had a tremendous spillover effect, as investors came to regard with extreme suspicion companies whose accounting practices appeared even remotely questionable or complex. Weakness in the equity markets negatively affected the capital markets and the overall capital-spending environment. These factors further clouded the economic outlook. In addition, probes into Wall Street analysts' actions did not help investor confidence.

There were pockets of good news during the year, such as a resilience in consumer spending and the housing market, a very low-interest-rate environment that prompted huge numbers of homeowners to refinance their mortgages, and announcements of corporate stock-buyback plans. Following the difficult third calendar quarter, equity markets rebounded strongly from what appeared to be oversold levels as investors rotated out of defensive or stable growth names into more aggressive areas such as technology and telecommunications. Despite this strength, questions lingered about the sustainability of the rally, because investors remained concerned about the tenuous economic recovery, uncertain prospects for corporate earnings and the potential for U.S. military action in Iraq.

Performance and Portfolio Strategy

For the 12-month period ended November 30, 2002, Morgan Stanley Capital Opportunities Trust's Class A, B, C and D shares posted total returns of -40.33 percent, -40.82 percent, -40.70 percent and -40.25 percent, respectively. During the same period, Standard & Poor's MidCap 400 Index (S&P MidCap 400) returned -6.23 percent and the Lipper Multi-Cap Growth Index returned -23.05 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's underperformance was the result primarily of an overweighting of the technology sector as well as poor security selection within that sector. Some of the Fund's larger holdings in the software and semiconductor areas detracted the most. In addition, security selection within the consumer discretionary,

Morgan Stanley Capital Opportunities Trust
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002 continued


health care and utilities sectors was weak, particularly within cable and media, specialty pharmaceuticals and biotechnology. Although relative performance was disappointing, we have taken a number of steps that we believe will help address the issue. First, effective on October 1, 2002, the Fund terminated its sub-advisory agreement with TCW Investment Management Company. At that time, the Investment Manager's Small/Mid-Cap Growth Team assumed management responsibilities for the Fund. Current members of the team include Dennis Lynch and David Cohen. The new portfolio managers work in conjunction with a team of analysts and other portfolio managers known as the Research Cooperative, which has had significant experience in managing growth portfolios across the capitalization spectrum for both individual and institutional investors. The Research Cooperative is intensely focused on adding value through bottom-up fundamental stock selection and has had a strong track record of doing so.

Since taking over the day-to-day management of the Fund, the new team has significantly repositioned the portfolio to bring it in line with its overall growth strategy. The team reduced the Fund's weightings in technology and consumer discretionary issues while increasing exposure to financial services, health care, producer durables, energy and utilities. The team also broadened the diversification of the portfolio in terms of both sector allocation and individual holdings, making the Fund less concentrated and top heavy. For example, as of September 30, 2002, the Fund held 45 equity positions, with the top 10 holdings comprising more than 49 percent of the total portfolio. In addition, the top three sectors accounted for more than 87 percent of the portfolio. As of November 30, 2002, the Fund held 84 equity positions, with the top 10 holdings comprising 26.3 percent of the total portfolio. The top three sectors accounted for less than 70 percent of the portfolio.

The portfolio management team believes that it may be able to enhance overall performance through bottom-up stock selection rather than by making top-down thematic or sector decisions, and the current portfolio positioning reflects this view. Many of the recently added positions were among the strongest contributors to performance, and the team believes that the Fund is now well positioned for the long term.

Looking Ahead

As we enter the new year we are somewhat cautious in our outlook, in light of the continued mixed data on both the economic and geopolitical fronts. We remain cautiously optimistic that the economic recovery will continue to unfold, albeit slowly. We are encouraged by recent data points on consumer confidence, GDP growth and the first weekend of holiday shopping. Clouds still remain, though, including the outcome of weapons inspections in Iraq. At the margin, the portfolio management team has added some cyclical stocks to the portfolio in anticipation of a continued recovery. Since we cannot predict when the environment for equity markets in general and growth stocks in particular might improve, we continue to invest the Fund in a mix of stable and cyclical growth stocks.

Morgan Stanley Capital Opportunities Trust
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002 continued

We appreciate your ongoing support of Morgan Stanley Capital Opportunities Trust and look forward to serving your future investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO












Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Capital Opportunities Trust
FUND PERFORMANCE o NOVEMBER 30, 2002


                                [GRAPHIC OMITTED]


                            GROWTH OF $10,000 CLASS B

      DATE                    TOTAL             S&P 400              LIPPER
      ----                    -----             -------              ------
February 27, 1996            $10,000            $10,000              $10,000
February 29, 1996             $9,980             $9,945               $9,925
May 31, 1996                 $11,700            $10,511              $10,714
August 31, 1996              $10,420            $10,211              $10,150
November 30, 1996            $10,920            $11,288              $11,399
February 28, 1997             $8,300            $11,628              $11,405
May 31, 1997                  $9,720            $12,420              $12,107
August 31, 1997              $10,390            $14,015              $13,342
November 30, 1997            $10,850            $14,388              $13,645
February 28, 1998            $12,450            $15,875              $14,971
May 31, 1998                 $12,730            $16,133              $15,280
August 31, 1998              $11,000            $12,701              $12,772
November 30, 1998            $15,460            $15,882              $15,489
February 28, 1999            $20,910            $16,212              $17,279
May 31, 1999                 $24,620            $18,057              $18,314
August 31, 1999              $25,724            $17,981              $18,894
November 30, 1999            $33,385            $19,275              $21,836
February 29, 2000            $48,669            $21,235              $28,858
May 31, 2000                 $39,409            $21,931              $24,557
August 31, 2000              $45,443            $25,129              $28,976
November 30, 2000            $26,987            $22,290              $21,436
February 28, 2001            $21,057            $23,130              $18,251
May 31, 2001                 $20,576            $24,927              $19,182
August 31, 2001              $15,977            $23,089              $15,285
November 30, 2001            $15,906            $22,884              $16,288
February 28, 2002            $13,980            $23,761              $15,077
May 31, 2002                 $12,557            $24,913              $14,570
August 31, 2002               $9,289            $20,959              $11,880
November 30, 2002             $9,412(3)         $21,271              $12,535

                   -- Fund -- S&P 400 (4) -- Lipper Index (5)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


          Average Annual Total Returns - Period Ended November 30, 2002
--------------------------------------------------------------------------------

                         Class A Shares*
-------------------------------------------------------------------
1 Year                         (40.33)%(1)        (43.48)%(2)
5 Years                         (2.15)%(1)         (3.20)%(2)
Since Inception (7/28/97)       (1.97)%(1)         (2.95)%(2)

                         Class B Shares**
-------------------------------------------------------------------
1 Year                         (40.82)%(1)        (43.78)%(2)
5 Years                         (2.80)%(1)         (3.19)%(2)
Since Inception (2/27/96)       (0.89)%(1)         (0.89)%(2)

                         Class C Shares+
-------------------------------------------------------------------
1 Year                         (40.70)%(1)        (41.29)%(2)
5 Years                         (2.90)%(1)         (2.90)%(2)
Since Inception (7/28/97)       (2.70)%(1)         (2.70)%(2)

                         Class D Shares++
-------------------------------------------------
1 Year                         (40.25)%(1)
5 Years                         (1.99)%(1)
Since Inception (7/28/97)       (1.80)%(1)

-------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on Novemeber 30, 2002.
(4) The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Multi-Cap Growth Index tracks the performance of the 30 largest multi-cap growth mutual funds, as categorized by Lipper, Inc. Funds in this category, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
 ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
 ++   Class D has no sales charge.

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002


NUMBER OF
  SHARES                                                                  VALUE
----------------------------------------------------------------------------------
             Common Stocks (99.8%)
             Advertising/Marketing Services (1.9%)
 268,800     R.H. Donnelley Corp.* .................................  $  7,765,632
                                                                      ------------
             Aerospace & Defense (0.9%)
  66,400     Lockheed Martin Corp. .................................     3,466,080
                                                                      ------------
             Air Freight/Couriers (0.5%)
  70,800     C.H. Robinson Worldwide, Inc. .........................     2,163,648
                                                                      ------------
             Apparel/Footwear (1.2%)
 142,900     Coach, Inc.* ..........................................     4,861,458
                                                                      ------------
             Apparel/Footwear Retail (2.5%)
 324,800     Abercrombie & Fitch Co. (Class A)* ....................     8,077,776
 126,050     Limited Brands, Inc. (The) ............................     2,144,110
                                                                      ------------
                                                                        10,221,886
                                                                      ------------
             Biotechnology (8.0%)
 162,250     Amgen Inc.* ...........................................     7,658,200
 132,750     Celgene Corp.* ........................................     3,265,650
  76,400     Gilead Sciences, Inc.* ................................     3,016,272
  83,800     IDEC Pharmaceuticals Corp.*............................     2,749,478
 269,500     NPS Pharmaceuticals, Inc.* ............................     7,966,420
 139,200     Regeneron Pharmaceuticals, Inc.* ......................     3,013,680
 336,200     Telik, Inc.* .........................................      4,340,342
                                                                      ------------
                                                                        32,010,042
                                                                      ------------
             Broadcasting (5.9%)
 240,600     Radio One, Inc. (Class D)* ............................     4,140,726
 168,000     Univision Communications, Inc. (Class A)* .............     5,399,520
 282,000     USA Interactive, Inc.* ................................     7,839,600
 157,350     Westwood One, Inc.* ...................................     6,116,194
                                                                      ------------
                                                                        23,496,040
                                                                      ------------
             Casino/Gaming (3.0%)
 340,400     GTECH Holdings Corp.* .................................     7,825,796
 224,850     Penn National Gaming, Inc.* ...........................     4,170,967
                                                                      ------------
                                                                        11,996,763
                                                                      ------------
             Catalog/Specialty Distribution (1.3%)
 218,600     J. Jill Group Inc.* ...................................     5,082,450
                                                                      ------------
             Computer Communications (2.3%)
 618,675     Cisco Systems, Inc.* ..................................     9,230,631
                                                                      ------------
             Computer Peripherals (1.0%)
 178,450     Storage Technology Corp.* .............................     3,941,960
                                                                      ------------
             Data Processing Services (1.7%)
 120,500     Concord EFS, Inc.* ....................................     1,807,500
 168,450     Global Payments Inc. ..................................     4,856,413
                                                                      ------------
                                                                         6,663,913
                                                                      ------------
             Discount Stores (2.3%)
 210,350     Dollar General Corp. ..................................     2,782,930
 214,350     Dollar Tree Stores, Inc.* .............................     6,291,172
                                                                      ------------
                                                                         9,074,102
                                                                      ------------
             Electronic Components (1.0%)
 149,800     SanDisk Corp.* ........................................     4,156,950
                                                                      ------------
             Electronics/Appliance Stores (0.6%)
 105,350     Blockbuster, Inc. (Class A) ...........................     2,292,416
                                                                      ------------
             Environmental Services (1.0%)
 164,050     Waste Management, Inc. ................................     4,088,126
                                                                      ------------
             Finance/Rental/Leasing (3.9%)
  76,850     Doral Financial Corp. .................................     2,071,107
 169,700     Freddie Mac ...........................................     9,781,508
  40,800     SLM Corp. .............................................     3,987,384
                                                                      ------------
                                                                        15,839,999
                                                                      ------------
             Financial Conglomerates (3.1%)
 318,850     Citigroup, Inc. .......................................    12,396,888
                                                                      ------------






             Financial Publishing/Services (2.9%)
 534,700     Interactive Data Corp.* ...............................     8,357,361
  77,650     Moody's Corp. .........................................     3,418,153
                                                                      ------------
                                                                        11,775,514
                                                                      ------------
             Food: Specialty/Candy (1.2%)
  75,650     Hershey Foods Corp. ...................................     4,871,104
                                                                      ------------
             Home Building (1.9%)
 147,200     Lennar Corp. ..........................................     7,804,544
                                                                      ------------


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


NUMBER OF
  SHARES                                                                  VALUE
----------------------------------------------------------------------------------
                Home Furnishings (2.5%)
  99,750        Mohawk Industries, Inc.* ..........................   $  6,145,598
 127,600        Newell Rubbermaid, Inc. ...........................      4,047,472
                                                                      ------------
                                                                        10,193,070
                                                                      ------------
                Hospital/Nursing Management (1.0%)
  57,600        HCA Inc. ..........................................      2,314,368
  56,300        Triad Hospitals, Inc.* ............................      1,697,445
                                                                      ------------
                                                                         4,011,813
                                                                      ------------
                Hotels/Resorts/Cruiselines (1.1%)
 158,100        Carnival Corp. ....................................      4,434,705
                                                                      ------------
                Information Technology Services (0.5%)
 108,100        PeopleSoft, Inc.* .................................      2,123,084
                                                                      ------------
                Insurance Brokers/Services (2.1%)
 176,400        Brown & Brown, Inc. ...............................      6,071,688
  58,450        ChoicePoint Inc.* .................................      2,196,551
                                                                      ------------
                                                                         8,268,239
                                                                      ------------
                Internet Software/Services (0.6%)
 217,350        BEA Systems, Inc.* ................................      2,399,327
                                                                      ------------
                Investment Managers (0.6%)
  42,400        Affiliated Managers Group, Inc.* ..................      2,311,224
                                                                      ------------
                Medical Distributors (1.5%)
 106,850        AmerisourceBergen Corp. ...........................      6,199,437
                                                                      ------------
                Medical Specialties (1.0%)
  82,250        Varian Medical Systems, Inc.* .....................      3,840,253
                                                                      ------------
                Miscellaneous Commercial Services (2.6%)
 242,650        Corporate Executive Board Co.* ....................      8,007,450
  79,450        Iron Mountain Inc.* ...............................      2,629,001
                                                                      ------------
                                                                        10,636,451
                                                                      ------------
                Oil & Gas Production (3.3%)
 546,000        Pioneer Natural Resources Co.* ....................     13,464,360
                                                                      ------------
                Oilfield Services/Equipment (2.0%)
 245,000        BJ Services Co.* ..................................      8,195,250
                                                                      ------------
                Other Consumer Services (2.5%)
  96,200        Apollo Group, Inc. (Class A)*......................      3,968,250
  52,750        Block (H.&R.), Inc. ...............................      2,021,908
  89,140        Weight Watchers International, Inc.* ..............      4,033,585
                                                                      ------------
                                                                        10,023,743
                                                                      ------------
                Packaged Software (10.0%)
 254,000        Adobe Systems, Inc. ...............................      7,500,620
 153,050        Mercury Interactive Corp.* ........................      5,124,114
 277,250        Microsoft Corp.* ..................................     16,030,595
 202,600        Precise Software Solutions Ltd.* ..................      2,674,320
 290,100        Rational Software Corp.* ..........................      2,683,425
  84,650        Symantec Corp.* ...................................      3,701,745
 133,000        VERITAS Software Corp.* ...........................      2,417,940
                                                                      ------------
                                                                        40,132,759
                                                                      ------------
                Pharmaceuticals: Major (2.0%)
  98,600        Novartis AG (ADR) (Switzerland) ...................      3,746,800
 113,950        Wyeth, Inc. .......................................      4,379,099
                                                                      ------------
                                                                         8,125,899
                                                                      ------------
                Property - Casualty Insurers (1.6%)
  20,100        White Mountains Insurance Group, Inc. .............      6,492,300
                                                                      ------------
                Publishing: Newspapers (3.2%)
  88,400        Media General, Inc. (Class A)......................      5,182,892
 172,050        Pulitzer, Inc. ....................................      7,563,318
                                                                      ------------
                                                                        12,746,210
                                                                      ------------







                Restaurants (3.5%)
  41,150        Krispy Kreme Doughnuts, Inc.* .....................      1,543,125
 106,800        Outback Steakhouse, Inc. ..........................      3,791,400


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


NUMBER OF
  SHARES                                                                  VALUE
----------------------------------------------------------------------------------
  72,300      P.F. Chang's China Bistro, Inc.* ....................   $  2,547,129
 196,900      Sonic Corp.* ........................................      4,229,412
  85,200      Yum! Brands, Inc.* ..................................      2,037,132
                                                                      ------------
                                                                        14,148,198
                                                                      ------------
              Semiconductors (5.1%)
 639,350      Conexant Systems, Inc.* .............................      1,458,357
 585,650      Intel Corp. .........................................     12,228,372
  67,500      Linear Technology Corp. .............................      2,243,025
 186,350      Xilinx, Inc.* .......................................      4,591,664
                                                                      ------------
                                                                        20,521,418
                                                                      ------------
              Services to the Health Industry (1.5%)
 217,000      Specialty Laboratories, Inc.*........................      2,083,200
 114,400      Stericycle, Inc.* ...................................      3,811,694
                                                                      ------------
                                                                         5,894,894
                                                                      ------------
              Specialty Telecommunications (1.1%)
  53,900      Commonwealth Telephone Enterprises, Inc.* ...........      2,067,604
 126,700      IDT Corp. (Class B)* ................................      2,251,459
                                                                      ------------
                                                                         4,319,063
                                                                      ------------
              Telecommunication Equipment (0.6%)
  55,850      QUALCOMM Inc.* ......................................      2,302,137
                                                                      ------------
              Trucks/Construction/Farm Machinery (0.8%)
 133,100      AGCO Corp.* .........................................      3,213,034
                                                                      ------------
              Wireless Telecommunications (1.0%)
 292,350      Nextel Communications, Inc. (Class A)* ..............      4,019,813
                                                                      ------------
              Total Common Stocks
              (Cost $365,178,548)..................................    401,216,827
                                                                      ------------
              Short-Term Investment (0.4%)
              Repurchase Agreement
  $1,526      Joint repurchase agreement account 1.36% due 12/02/02
                (dated 11/29/02; proceeds $1,526,173) (a)
                (Cost $1,526,000)..................................   $  1,526,000
                                                                      ------------
Total Investments
(Cost $366,704,548) (b)...................................   100.2%    402,742,827

Liabilities in Excess of Other
Assets ...................................................    (0.2)       (635,460)
                                                             -----    ------------
Net Assets ...............................................   100.0%   $402,107,367
                                                             =====    ============

------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,789,115 and the aggregate gross unrealized depreciation is $8,750,836, resulting in net unrealized appreciation of $36,038,279.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2002

Assets:
Investments in securities, at value
  (cost $366,704,548).............................................   $ 402,742,827
Receivable for:
  Investments sold ...............................................      20,685,839
  Shares of beneficial interest sold .............................         331,452
  Dividends ......................................................         141,556
Prepaid expenses and other assets ................................         186,576
                                                                     -------------
    Total Assets .................................................     424,088,250
                                                                     -------------
Liabilities:
Payable for:
  Investments purchased ..........................................      20,955,032
  Shares of beneficial interest redeemed..........................         333,668
  Distribution fee ...............................................         250,316
  Investment management fee ......................................         243,305
Accrued expenses and other payables ..............................         198,562
                                                                     -------------
    Total Liabilities ............................................      21,980,883
                                                                     -------------
    Net Assets ...................................................   $ 402,107,367
                                                                     =============
Composition of Net Assets:
Paid-in-capital ..................................................   $1,305,378,271
Net unrealized appreciation ......................................      36,038,279
Accumulated net realized loss ....................................    (939,309,183)
                                                                     -------------
    Net Assets ...................................................   $ 402,107,367
                                                                     =============
Class A Shares:
Net Assets .......................................................      $9,338,854
Shares Outstanding (unlimited authorized, $.01 par value).........         980,276
    Net Asset Value Per Share ....................................           $9.53
                                                                             =====
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value) ..............          $10.06
                                                                            ======
Class B Shares:
Net Assets .......................................................    $292,533,258
Shares Outstanding (unlimited authorized, $.01 par value).........      31,820,913
    Net Asset Value Per Share ....................................           $9.19
                                                                             =====
Class C Shares:
Net Assets .......................................................     $14,701,315
Shares Outstanding (unlimited authorized, $.01 par value).........       1,606,552
    Net Asset Value Per Share ....................................           $9.15
                                                                             =====
Class D Shares:
Net Assets .......................................................     $85,533,940
Shares Outstanding (unlimited authorized, $.01 par value).........       8,887,362
    Net Asset Value Per Share ....................................           $9.62
                                                                             =====

Statement of Operations
For the year ended November 30, 2002

Net Investment Loss:
Income
Dividends ........................................................   $     915,655
Interest .........................................................         102,586
                                                                     -------------
    Total Income .................................................       1,018,241
                                                                     -------------
Expenses
Distribution fee (Class A shares) ................................          34,680
Distribution fee (Class B shares) ................................       4,837,253
Distribution fee (Class C shares) ................................         177,007
Investment management fee ........................................       4,588,484
Transfer agent fees and expenses .................................       2,402,911
Shareholder reports and notices ..................................         222,334
Registration fees ................................................          74,497
Professional fees ................................................          64,463
Custodian fees ...................................................          25,646
Trustees' fees and expenses ......................................          11,670
Other ............................................................          18,375
                                                                     -------------
    Total Expenses ...............................................      12,457,320
                                                                     -------------
    Net Investment Loss ..........................................     (11,439,079)
                                                                     -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss ................................................    (346,675,701)
Net change in unrealized appreciation ............................      26,427,402
                                                                     -------------
    Net Loss .....................................................    (320,248,299)
                                                                     -------------
Net Decrease .....................................................   $(331,687,378)
                                                                     =============

                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                          FOR THE YEAR             FOR THE YEAR
                                                                              ENDED                   ENDED
                                                                       NOVEMBER 30, 2002        NOVEMBER 30, 2001
                                                                       -----------------        -----------------
Increase (Decrease) in Net Assets:

Operations:
Net investment loss ...............................................       $(11,439,079)           $ (20,447,974)
Net realized loss .................................................       (346,675,701)            (443,947,604)
Net change in unrealized appreciation .............................         26,427,402             (170,366,801)
                                                                          ------------            -------------
  Net Decrease ....................................................       (331,687,378)            (634,762,379)

Net decrease from transactions in shares of beneficial interest ...       (119,320,894)             (59,647,651)
                                                                          ------------            -------------
  Net Decrease ....................................................       (451,008,272)            (694,410,030)

Net Assets:
Beginning of period ...............................................        853,115,639            1,547,525,669
                                                                          ------------            -------------
End of Period .....................................................       $402,107,367            $ 853,115,639
                                                                          ============            =============


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002


1. Organization and Accounting Policies

Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued


C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.675% to the portion of daily net assets in excess of $3 billion.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued


Prior to October 1, 2002, under a Sub-Advisory Agreement between the Investment Manager and TCW Investment Management Company (the "Sub-Advisor"), the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $62,356,772 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.78%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued


and Class C shares of $45, $1,268,824 and $5,906, respectively and received $37,309 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2002 aggregated $572,820,546 and $697,232,768, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $12,711,144 and $351,500, respectively.

For the year ended November 30, 2002, the Fund incurred brokerage commission of $100,059 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $47,700.

5. Federal Income Tax Status

At November 30, 2002, the Fund had a net capital loss carryover of approximately $937,135,000, to offset future capital gains to the extent provided by regulations, which will be available through November 30 of the following years:


                         AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
    2005        2006       2007       2008        2009        2010
    ----        ----       ----       ----        ----        ----
   $36,450     $21,173    $6,907     $68,058    $413,254    $391,293
   =======     =======    ======     =======    ========    ========

As of November 30, 2002, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $11,439,079.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued


6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                            FOR THE YEAR                      FOR THE YEAR
                                               ENDED                             ENDED
                                         NOVEMBER 30, 2002                 NOVEMBER 30, 2001
                                    ----------------------------      ----------------------------
                                      SHARES            AMOUNT            SHARES          AMOUNT
                                    -----------    -------------      -----------    -------------
CLASS A SHARES
Sold ...........................        290,133    $   3,893,543          874,213    $  15,550,342
Redeemed .......................       (656,450)      (8,108,260)      (1,317,074)     (28,744,746)
                                    -----------    -------------      -----------    -------------
Net decrease - Class A .........       (366,317)      (4,214,717)        (442,861)     (13,194,404)
                                    -----------    -------------      -----------    -------------
CLASS B SHARES
Sold ...........................      3,412,651       45,797,693        9,199,135      189,556,953
Redeemed .......................    (17,006,918)    (198,871,084)     (17,436,729)    (328,643,850)
                                    -----------    -------------      -----------    -------------
Net decrease - Class B .........    (13,594,267)    (153,073,391)      (8,237,594)    (139,086,897)
                                    -----------    -------------      -----------    -------------
CLASS C SHARES
Sold ...........................        289,682        3,820,508          666,937       14,317,266
Redeemed .......................       (757,494)      (9,030,807)        (953,488)     (18,284,908)
                                    -----------    -------------      -----------    -------------
Net decrease - Class C .........       (467,812)      (5,210,299)        (286,551)      (3,967,642)
                                    -----------    -------------      -----------    -------------
CLASS D SHARES
Sold ...........................      6,650,740       86,757,880        6,098,619      116,872,095
Redeemed .......................     (3,615,183)     (43,580,367)      (1,127,585)     (20,270,803)
                                    -----------    -------------      -----------    -------------
Net increase - Class D .........      3,035,557       43,177,513        4,971,034       96,601,292
                                    -----------    -------------      -----------    -------------
Net decrease in Fund ...........    (11,392,839)   $(119,320,894)      (3,995,972)   $ (59,647,651)
                                    ===========    =============      ===========    =============

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                             FOR THE YEAR ENDED NOVEMBER 30
                                                         ---------------------------------------------------------------------
                                                             2002           2001          2000           1999          1998
                                                         ------------   ------------  ------------   ------------   ----------
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period ...................    $15.97         $26.86        $33.83         $15.60        $10.88
                                                            ------         ------        ------         ------        ------
Income (loss) from investment operations:
  Net investment loss[+/+] .............................    (0.16)          (0.20)        (0.33)         (0.34)        (0.18)
  Net realized and unrealized gain (loss) ..............    (6.28)         (10.69)        (5.76)         18.57          4.90
                                                            ------         ------        ------         ------        ------
Total income (loss) from investment operations .........    (6.44)         (10.89)        (6.09)         18.23          4.72
                                                            ------         ------        ------         ------        ------
Less distributions from:
  Net realized gain ....................................       -              -         (0.77)             -             -
  Paid-in-capital ......................................       -              -         (0.11)             -             -
                                                            ------         ------        ------         ------        ------
Total distributions ....................................       -              -         (0.88)             -             -
                                                            ------         ------        ------         ------        ------
Net asset value, end of period .........................    $ 9.53         $15.97        $26.86         $33.83(2)     $15.60
                                                            ======         ======        ======         ======        ======
Total Return+ ..........................................    (40.33)%       (40.54)%      (18.72)%       116.89 %       43.38 %

Ratios to Average Net Assets (1):
Expenses ...............................................      1.43 %         1.13 %        1.11 %         1.23 %        1.55 %
Net investment loss ....................................     (1.26)%        (1.02)%       (0.82)%        (0.93)%       (1.40)%

Supplemental Data:
Net assets, end of period, in thousands ................    $9,339        $21,509       $48,068        $19,934        $1,107
Portfolio turnover rate ................................        94 %           25 %          17 %           51 %          52 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)    Includes the effect of a capital gain distribution of $0.004.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued


                                                                          FOR THE YEAR ENDED NOVEMBER 30
                                                   --------------------------------------------------------------------------------
                                                        2002           2001            2000             1999              1998
                                                    ------------   -------------   ------------   -----------------  --------------
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period ..............    $15.53         $26.35          $33.36           $15.46            $10.85
                                                       ------         ------          ------           ------            ------
Income (loss) from investment operations:
  Net investment loss[+/+] ........................     (0.25)         (0.37)          (0.51)           (0.42)            (0.26)
  Net realized and unrealized gain (loss) .........     (6.09)        (10.45)          (5.62)           18.32              4.87
                                                       ------         ------          ------           ------            ------
Total income (loss) from investment operations ....     (6.34)        (10.82)          (6.13)           17.90              4.61
                                                       ------         ------          ------           ------            ------
Less distributions from:
  Net realized gain ...............................       -              -             (0.77)             -                 -
  Paid-in-capital .................................       -              -             (0.11)             -                 -
                                                       ------         ------          ------           ------            ------
Total distributions ...............................       -              -             (0.88)             -                 -
                                                       ------         ------          ------           ------            ------
Net asset value, end of period ....................    $ 9.19         $15.53          $26.35           $33.36(2)         $15.46
                                                       ======         ======          ======           ======            ======
Total Return+ .....................................    (40.82)%       (41.06)%        (19.12)%         115.82 %           42.49 %

Ratios to Average Net Assets(1):
Expenses ..........................................      2.20 %         2.02 %          1.58 %           1.74 %            2.20 %
Net investment loss ...............................     (2.03)%        (1.91)%         (1.29)%          (1.44)%           (2.05)%

Supplemental Data:
Net assets, end of period, in thousands ...........  $292,533       $705,388      $1,413,820       $1,315,930          $212,043
Portfolio turnover rate ...........................        94 %           25 %            17 %             51 %              52 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)   Includes the effect of a capital gain distribution of $0.004.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued


                                                                      FOR THE YEAR ENDED NOVEMBER 30
                                                   ---------------------------------------------------------------------
                                                        2002          2001          2000           1999         1998
                                                   -------------   -----------  ------------   ------------  -----------
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period .............     $15.43        $26.19        $33.24         $15.45       $10.85
                                                       ------        ------        ------         ------       ------
Income (loss) from investment operations:
  Net investment loss[+/+] .......................      (0.22)        (0.37)        (0.62)         (0.52)       (0.28)
  Net realized and unrealized gain (loss) ........      (6.06)       (10.39)        (5.55)         18.31         4.88
                                                       ------        ------        ------         ------       ------
Total income (loss) from investment operations ...      (6.28)       (10.76)        (6.17)         17.79         4.60
                                                       ------        ------        ------         ------       ------
Less distributions from:
  Net realized gain ..............................        -             -           (0.77)           -            -
  Paid-in-capital ................................        -             -           (0.11)           -            -
                                                       ------        ------        ------         ------       ------
Total distributions ..............................        -             -           (0.88)           -            -
                                                       ------        ------        ------         ------       ------
Net asset value, end of period ...................     $ 9.15        $15.43        $26.19         $33.24(2)    $15.45
                                                       ======        ======        ======         ======       ======
Total Return+ ....................................     (40.70)%      (41.08)%      (19.31)%       115.18 %      42.27 %

Ratios to Average Net Assets(1):
Expenses .........................................       1.98 %        2.02 %        1.86 %         1.99 %       2.30 %
Net investment loss ..............................      (1.81)%       (1.91)%       (1.56)%        (1.69)%      (2.15)%

Supplemental Data:
Net assets, end of period, in thousands ..........    $14,701       $32,016       $61,822        $34,898         $712
Portfolio turnover rate ..........................         94 %          25 %          17 %           51 %         52 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)   Includes the effect of a capital gain distribution of $0.004.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE YEAR ENDED NOVEMBER 30
                                                          --------------------------------------------------------------------
                                                              2002          2001          2000          1999          1998
                                                          ------------  ------------  ------------  -------------  -----------
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period ...................     $16.10        $27.04        $33.97        $15.66        $10.89
                                                             ------        ------        ------        ------        ------
Income (loss) from investment operations:
  Net investment loss[+/+] .............................      (0.12)        (0.18)        (0.24)        (0.21)        (0.15)
  Net realized and unrealized gain (loss) ..............      (6.36)       (10.76)        (5.81)        18.52          4.92
                                                             ------        ------        ------        ------        ------
Total income (loss) from investment operations .........      (6.48)       (10.94)        (6.05)        18.31          4.77
                                                             ------        ------        ------        ------        ------
Less distributions from:
  Net realized gain ....................................        -             -           (0.77)          -             -
  Paid-in-capital ......................................        -             -           (0.11)          -             -
                                                             ------        ------        ------        ------        ------
Total distributions ....................................        -             -           (0.88)          -             -
                                                             ------        ------        ------        ------        ------
Net asset value, end of period .........................     $ 9.62        $16.10        $27.04        $33.97(2)     $15.66
                                                             ======        ======        ======        ======        ======
Total Return+ ..........................................     (40.25)%      (40.46)%      (18.52)%      116.96 %       43.80 %

Ratios to Average Net Assets(1):
Expenses ...............................................       1.20 %        1.02 %        0.86 %        0.99 %        1.30 %
Net investment loss ....................................      (1.03)%       (0.91)%       (0.57)%       (0.69)%       (1.15)%

Supplemental Data:
Net assets, end of period, in thousands ................    $85,534       $94,203       $23,815        $4,384           $15
Portfolio turnover rate ................................         94 %          25 %          17 %          51 %          52 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)   Includes the effect of a capital gain distribution of $0.004.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Capital Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Capital Opportunities Trust (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Capital Opportunities Trust as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 9, 2003

Morgan Stanley Capital Opportunities Trust
Trustee and Officer Information

Independent Trustees:


                                                                                          Number of
                                         Term of                                         Portfolios
                                       Office and                                         in Fund
                          Position(s)   Length of                                         Complex
Name, Age and Address      Held with      Time           Principal Occupation(s)          Overseen          Other Directorships
of Independent Trustee    Registrant     Served*           During Past 5 Years          by Trustee**          Held by Trustee
----------------------    ----------   ----------   ---------------------------------   ------------  ------------------------------
Michael Bozic (61)        Trustee      Since        Retired; Director or Trustee of          129      Director of Weirton Steel
c/o Mayer, Brown,                      April 1994   the Morgan Stanley Funds and the                  Corporation.
Rowe & Maw                                          TCW/DW Term Trusts; formerly
Counsel to the                                      Vice Chairman of Kmart
Independent Trustees                                Corporation (December
1675 Broadway                                       1998-October 2000), Chairman and
New York, NY                                        Chief Executive Officer of
                                                    Levitz Furniture Corporation
                                                    (November 1995-November 1998)
                                                    and President and Chief
                                                    Executive Officer of Hills
                                                    Department Stores (May 1991-July
                                                    1995); formerly variously
                                                    Chairman, Chief Executive
                                                    Officer, President and Chief
                                                    Operating Officer (1987-1991) of
                                                    the Sears Merchandise Group of
                                                    Sears, Roebuck & Co.

Edwin J. Garn (70)        Trustee      Since        Director or Trustee of the               129      Director of Franklin Covey
c/o Summit Ventures LLC                January      Morgan Stanley Funds and the                      (time management systems),
1 Utah Center                          1993         TCW/DW Term Trusts; formerly                      BMW Bank of North America,
201 S. Main Street                                  United States Senator (R-Utah)                    Inc. (industrial loan
Salt Lake City, UT                                  (1974-1992) and Chairman, Senate                  corporation), United Space
                                                    Banking Committee (1980-1986);                    Alliance (joint venture
                                                    formerly Mayor of Salt Lake                       between Lockheed Martin and
                                                    City, Utah (1971-1974); formerly                  the Boeing Company) and Nuskin
                                                    Astronaut, Space Shuttle                          Asia Pacific (multilevel
                                                    Discovery (April 12-19, 1985);                    marketing); member of the
                                                    Vice Chairman, Huntsman                           board of various civic and
                                                    Corporation (chemical company);                   charitable organizations.
                                                    member of the Utah Regional
                                                    Advisory Board of Pacific Corp.

Wayne E. Hedien (68)      Trustee      Since        Retired; Director or Trustee of          129      Director of The PMI Group Inc.
c/o Mayer, Brown,                      September    the Morgan Stanley Funds and the                  (private mortgage insurance);
Rowe & Maw                             1997         TCW/DW Term Trusts; formerly                      Trustee and Vice Chairman of
Counsel to the                                      associated with the Allstate                      The Field Museum of Natural
Independent Trustees                                Companies (1966-1994), most                       History; director of various
1675 Broadway                                       recently as Chairman of The                       other business and charitable
New York, NY                                        Allstate Corporation (March                       organizations.
                                                    1993-December 1994) and Chairman
                                                    and Chief Executive Officer of
                                                    its wholly-owned subsidiary,
                                                    Allstate Insurance Company (July
                                                    1989-December 1994).

Morgan Stanley Capital Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued


                                                                                          Number of
                                         Term of                                         Portfolios
                                       Office and                                         in Fund
                          Position(s)   Length of                                         Complex
Name, Age and Address      Held with      Time           Principal Occupation(s)          Overseen          Other Directorships
of Independent Trustee    Registrant     Served*           During Past 5 Years          by Trustee**          Held by Trustee
----------------------    ----------   ----------   ---------------------------------   ------------  ------------------------------
Dr. Manuel H.             Trustee      Since        Chairman of the Audit Committee          129      Director of NVR, Inc. (home
Johnson (53)                           July 1991    and Director or Trustee of the                    construction); Chairman and
c/o Johnson Smick                                   Morgan Stanley Funds and the                      Trustee of the Financial
International, Inc.                                 TCW/DW Term Trusts; Senior                        Accounting Foundation
1133 Connecticut                                    Partner, Johnson Smick                            (oversight organization of the
Avenue, N.W.                                        International, Inc., a                            Financial Accounting Standards
Washington, D.C.                                    consulting firm; Co-Chairman and                  Board).
                                                    a founder of the Group of Seven
                                                    Council (G7C), an international
                                                    economic commission; formerly
                                                    Vice Chairman of the Board of
                                                    Governors of the Federal Reserve
                                                    System and Assistant Secretary
                                                    of the U.S. Treasury.

Michael E. Nugent (66)    Trustee      Since        Chairman of the Insurance                207      Director of various business
c/o Triumph                            July 1991    Committee and Director or                         organizations.
Capital, L.P.                                       Trustee of the Morgan Stanley
237 Park Avenue                                     Funds and the TCW/DW Term
New York, NY                                        Trusts; director/ trustee of
                                                    various investment companies
                                                    managed by Morgan Stanley
                                                    Investment Management Inc. and
                                                    Morgan Stanley Investments LP
                                                    (since July 2001); General
                                                    Partner, Triumph Capital, L.P.,
                                                    a private investment
                                                    partnership; formerly Vice
                                                    President, Bankers Trust Company
                                                    and BT Capital Corporation
                                                    (1984-1988).

Morgan Stanley Capital Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued


Interested Trustees:


                                                                                          Number of
                                         Term of                                         Portfolios
                                       Office and                                         in Fund
                          Position(s)   Length of                                         Complex
Name, Age and Address      Held with      Time           Principal Occupation(s)          Overseen          Other Directorships
of Interested Trustee     Registrant     Served*           During Past 5 Years          by Trustee**          Held by Trustee
----------------------    ----------   ----------   ---------------------------------   ------------  ------------------------------
Charles A. Fiumefreddo    Chairman of  Since        Chairman and Director or Trustee         129      None
(69)                      the Board    July 1991    of the Morgan Stanley Funds and
c/o Morgan Stanley        and Trustee               the TCW/DW Term Trusts; formerly
Trust                                               Chairman, Chief Executive
Harborside Financial                                Officer and Director of the
Center,                                             Investment Manager, the
Plaza Two,                                          Distributor and Morgan Stanley
Jersey City, NJ                                     Services, Executive Vice
                                                    President and Director of Morgan
                                                    Stanley DW, Chairman and
                                                    Director of the Transfer Agent,
                                                    and Director and/or officer of
                                                    various Morgan Stanley
                                                    subsidiaries (until June 1998)
                                                    and Chief Executive Officer of
                                                    the Morgan Stanley Funds and the
                                                    TCW/DW Term Trusts (until
                                                    September 2002).

James F. Higgins (54)     Trustee      Since        Senior Advisor of Morgan Stanley         129      None
c/o Morgan Stanley                     June 2000    (since August 2000); Director of
Trust                                               the Distributor and Dean Witter
Harborside Financial                                Realty Inc.; Director or Trustee
Center,                                             of the Morgan Stanley Funds and
Plaza Two,                                          the TCW/DW Term Trusts (since
Jersey City, NJ                                     June 2000); previously President
                                                    and Chief Operating Officer of
                                                    the Private Client Group of
                                                    Morgan Stanley (May 1999-August
                                                    2000), President and Chief
                                                    Operating Officer of Individual
                                                    Securities of Morgan Stanley
                                                    (February 1997-May 1999).

Philip J. Purcell         Trustee      Since        Director or Trustee of the               129      Director of American Airlines,
(59)                                   April 1994   Morgan Stanley Funds and the                      Inc. and its parent company,
1585 Broadway                                       TCW/DW Term Trusts; Chairman of                   AMR Corporation.
New York, NY                                        the Board of Directors and Chief
                                                    Executive Officer of Morgan
                                                    Stanley and Morgan Stanley DW;
                                                    Director of the Distributor;
                                                    Chairman of the Board of
                                                    Directors and Chief Executive
                                                    Officer of Novus Credit Services
                                                    Inc.; Director and/or officer of
                                                    various Morgan Stanley
                                                    subsidiaries.

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Capital Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued


Officers:


                                                        Term of
                                                       Office and
                                   Position(s)         Length of
  Name, Age and Address of         Held with             Time
      Executive Officer            Registrant          Served*                 Principal Occupation(s) During Past 5 Years
-----------------------------  ------------------  ----------------      --------------------------------------------------------
Mitchell M. Merin (49)         President and       President since       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and          Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive       Director (since April 1997) and Chief Executive Officer
                                                   Officer since         (since June 1998) of the Investment Manager and Morgan
                                                   September 2002        Stanley Services; Chairman, Chief Executive Officer and
                                                                         Director of the Distributor (since June 1998); Chairman
                                                                         (since June 1998) and Director (since January 1998) of
                                                                         the Transfer Agent; Director of various Morgan Stanley
                                                                         subsidiaries; President (since May 1999) and Chief
                                                                         Executive Officer (since September 2002) of the Morgan
                                                                         Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                         Van Kampen investment companies (since December 1999);
                                                                         previously Chief Strategic Officer of the Investment
                                                                         Manager and Morgan Stanley Services and Executive Vice
                                                                         President of the Distributor (April 1997-June 1998),
                                                                         Vice President of the Morgan Stanley Funds (May
                                                                         1997-April 1999), and Executive Vice President of Morgan
                                                                         Stanley.

Barry Fink (47)                Vice President,     Since                 General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997         (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                           Management; Managing Director (since December 2000), and
                                                                         Secretary and General Counsel (since February 1997) and
                                                                         Director (since July 1998) of the Investment Manager and
                                                                         Morgan Stanley Services; Assistant Secretary of Morgan
                                                                         Stanley DW; Vice President, Secretary and General
                                                                         Counsel of the Morgan Stanley Funds and TCW/DW Term
                                                                         Trusts (since February 1997); Vice President and
                                                                         Secretary of the Distributor; previously, Senior Vice
                                                                         President, Assistant Secretary and Assistant General
                                                                         Counsel of the Investment Manager and Morgan Stanley
                                                                         Services.

Thomas F. Caloia (56)          Treasurer           Since                 Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                           April 1989            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                             Morgan Stanley Services; previously First Vice President
Plaza Two,                                                               of the Investment Manager, the Distributor and Morgan
Jersey City, NJ                                                          Stanley Services; Treasurer of the Morgan Stanley Funds.

Ronald E. Robison (63)         Vice President      Since                 Managing Director, Chief Administrative Officer and
1221 Avenue of the Americas                        October 1998          Director (since February 1999) of the Investment Manager
New York, NY                                                             and Morgan Stanley Services and Chief Executive Officer
                                                                         and Director of the Transfer Agent; previously Managing
                                                                         Director of the TCW Group Inc.

Joseph J. McAlinden (59)       Vice President      Since                 Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995             Investment Manager, Morgan Stanley Investment Management
New York, NY                                                             Inc. and Morgan Stanley Investments LP; Director of the
                                                                         Transfer Agent; Chief Investment Officer of the Van
                                                                         Kampen Funds.

Francis Smith (37)             Vice President      Since                 Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002        Stanley Funds and the TCW/DW Term Trusts (since
Harborside Financial Center,   Financial Officer                         September 2002); Executive Director of the Investment
Plaza Two,                                                               Manager and Morgan Stanley Services (since December
Jersey City, NJ                                                          2001); previously Vice President of the Investment
                                                                         Manager and Morgan Stanley Services (August
                                                                         2000-November 2001), Senior Manager at
                                                                         PricewaterhouseCoopers LLP (January 1998-August 2000)
                                                                         and Associate-Fund Administration at BlackRock Financial
                                                                         Management (July 1996-December 1997).


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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                                                           MORGAN STANLEY
                                                           CAPITAL OPPORTUNITIES
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                                                           Annual Report
                                                           November 30, 2002
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